Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Summary of Intangible Assets Net

Intangible assets, net consists of the following:

(in thousands)	March 31, 2024	December 31, 2023
Intangible assets, gross	$3,872,456	$3,872,356
Accumulated amortization	(860,574)	(739,560)
Net	$3,011,882	$3,132,796

Intangible assets, net consists of the following:

(in thousands)	December 31, 2023	December 31, 2022
Intangible assets, gross	$3,872,356	$3,630,823
Accumulated amortization	(739,560)	(267,667)
Net	$3,132,796	$3,363,156

Schedule of Expected Future Amortization Expense of Intangible Assets

Future amortization for CCRAs, for the remainder of 2024 and thereafter is expected to be as follows:

(in thousands)	CCRAs Amortization
2024	$362,970
2025	483,932
2026	483,932
2027	483,932
2028	483,932
Thereafter	713,184
Total	$3,011,882
Future amortization for CCRAs is expected to be as follows:

(in thousands)	CCRAs Amortization
2024	$483,972
2025	483,919
2026	483,919
2027	483,919
2028	483,919
Thereafter	713,148
Total	$3,132,796

Claims Cost Recovery Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Summary of Intangible Assets Net

The following table presents the changes in the Company’s intangibles assets for the three months ended March 31, 2024:

(in thousands)	Intangible Assets
Balance as of December 31, 2023	$3,132,796
Acquisitions of CCRAs	100
Amortization expense	(121,014)
Total	$3,011,882

The following table presents the changes in the Company’s intangibles assets for year ended December 31, 2023:

(in thousands)	Intangible Assets
Balance as of December 31, 2022	$3,363,156
Acquisitions of CCRAs	287,029
Amortization expense	(476,492)
Sale of CCRAs	(40,897)
Total	$3,132,796